CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 5,454	$ 4,753	$ 5,634
Par value of common stock (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,500,000,000
Common stock, shares issued (in shares)	77,300,000
Common stock, shares outstanding (in shares)	77,300,000